Called up share capital and other equity instruments - HSBC's additional tier 1 capital - contingent convertible securities in issue which are accounted for in equity (Details)		Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Other Equity [Line Items]
Other equity instruments	[1]	$ 17,719,000,000				$ 19,746,000,000	$ 22,414,000,000
Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Other equity instruments		17,703,000,000				19,746,000,000
$2,250m issued at 6.375%
Disclosure Of Other Equity [Line Items]
Notional amount		$ 2,250,000,000
Other equity instruments interest rate		6.375%	6.375%	6.375%	6.375%
$2,250m issued at 6.375% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount		$ 2,250,000,000
Other equity instruments interest rate		6.375%	6.375%	6.375%	6.375%
Other equity instruments		$ 2,250,000,000				2,250,000,000
$2,450m issued at 6.375%
Disclosure Of Other Equity [Line Items]
Notional amount		$ 2,450,000,000
Other equity instruments interest rate		6.375%	6.375%	6.375%	6.375%
$2,450m issued at 6.375% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount		$ 2,450,000,000
Other equity instruments interest rate		6.375%	6.375%	6.375%	6.375%
Other equity instruments		$ 2,450,000,000				2,450,000,000
$3,000m issued at 6.000%
Disclosure Of Other Equity [Line Items]
Notional amount		$ 3,000,000,000
Other equity instruments interest rate		6.00%	6.00%	6.00%	6.00%
$3,000m issued at 6.000% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount		$ 3,000,000,000
Other equity instruments interest rate		6.00%	6.00%	6.00%	6.00%
Other equity instruments		$ 3,000,000,000				3,000,000,000
$2,350m issued at 6.250%
Disclosure Of Other Equity [Line Items]
Notional amount		$ 2,350,000,000
Other equity instruments interest rate		6.25%	6.25%	6.25%	6.25%
$2,350m issued at 6.250% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount		$ 2,350,000,000
Other equity instruments interest rate		6.25%	6.25%	6.25%	6.25%
Other equity instruments		$ 0				2,350,000,000
$1,800m issued at 6.500%
Disclosure Of Other Equity [Line Items]
Notional amount		$ 1,800,000,000
Other equity instruments interest rate		6.50%	6.50%	6.50%	6.50%
$1,800m issued at 6.500% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount		$ 1,800,000,000
Other equity instruments interest rate		6.50%	6.50%	6.50%	6.50%
Other equity instruments		$ 1,800,000,000				1,800,000,000
$1,500m issued at 4.600%
Disclosure Of Other Equity [Line Items]
Notional amount		$ 1,500,000,000
Other equity instruments interest rate		4.60%	4.60%	4.60%	4.60%
$1,500m issued at 4.600% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount		$ 1,500,000,000
Other equity instruments interest rate		4.60%	4.60%	4.60%	4.60%
Other equity instruments		$ 1,500,000,000				1,500,000,000
$1,000m issued at 4.000%
Disclosure Of Other Equity [Line Items]
Notional amount		$ 1,000,000,000
Other equity instruments interest rate		4.00%	4.00%	4.00%	4.00%
$1,000m issued at 4.000% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount		$ 1,000,000,000
Other equity instruments interest rate		4.00%	4.00%	4.00%	4.00%
Other equity instruments		$ 1,000,000,000				1,000,000,000
$1,000m issued at 4.700%
Disclosure Of Other Equity [Line Items]
Notional amount		$ 1,000,000,000
Other equity instruments interest rate		4.70%	4.70%	4.70%	4.70%
$1,000m issued at 4.700% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount		$ 1,000,000,000
Other equity instruments interest rate		4.70%	4.70%	4.70%	4.70%
Other equity instruments		$ 1,000,000,000				1,000,000,000
$2,000m issued at 8%
Disclosure Of Other Equity [Line Items]
Notional amount		2,000,000,000
$2,000m issued at 8% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount		$ 2,000,000,000
Other equity instruments interest rate		8.00%	8.00%	8.00%	8.00%
Other equity instruments		$ 1,980,000,000				0
EUR1,000m issued at 6%
Disclosure Of Other Equity [Line Items]
Notional amount | €			€ 1,000,000,000
Other equity instruments interest rate		6.00%	6.00%	6.00%	6.00%
EUR1,000m issued at 6% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount | €			€ 1,000,000,000
Other equity instruments interest rate		6.00%	6.00%	6.00%	6.00%
Other equity instruments		$ 0				1,123,000,000
€1,250m issued at 4.750%
Disclosure Of Other Equity [Line Items]
Notional amount | €			€ 1,250,000,000
Other equity instruments interest rate		4.75%	4.75%	4.75%	4.75%
€1,250m issued at 4.750% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount | €			€ 1,250,000,000
Other equity instruments interest rate		4.75%	4.75%	4.75%	4.75%
Other equity instruments		$ 1,422,000,000				1,422,000,000
SGD750m issued at 5%
Disclosure Of Other Equity [Line Items]
Notional amount					$ 750,000,000
Other equity instruments interest rate		5.00%	5.00%	5.00%	5.00%
SGD750m issued at 5% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount					$ 750,000,000
Other equity instruments interest rate		5.00%	5.00%	5.00%	5.00%
Other equity instruments		$ 0				550,000,000
£1,000m issued at 5.875%
Disclosure Of Other Equity [Line Items]
Notional amount | £				£ 1,000,000,000
Other equity instruments interest rate		5.875%	5.875%	5.875%	5.875%
£1,000m issued at 5.875% | Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Notional amount | £				£ 1,000,000,000
Other equity instruments interest rate		5.875%	5.875%	5.875%	5.875%
Other equity instruments		$ 1,301,000,000				$ 1,301,000,000

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.